Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Brazil (0.5%)
	Banco Bradesco SA ADR	1,570,346	4,868
Canada (2.3%)
	Canadian Natural Resources Ltd.	187,147	11,975
	Enbridge Inc.	287,977	10,226
			22,201
China (4.0%)
	Tencent Holdings Ltd.	381,046	13,227
	ANTA Sports Products Ltd.	882,600	7,450
	BYD Co. Ltd. Class H	266,203	5,960
*	Trip.com Group Ltd.	138,249	5,032
	Haier Smart Home Co. Ltd. Class H	1,622,182	4,584
[1]	CSC Financial Co. Ltd. Class H	3,426,835	2,609
			38,862
France (3.0%)
	Capgemini SE	52,072	11,577
	Engie SA	549,573	8,778
	Airbus SE	54,315	8,651
			29,006
Hong Kong (4.1%)
	AIA Group Ltd.	1,575,600	12,357
	Techtronic Industries Co. Ltd.	1,042,439	11,072
*	Sands China Ltd.	2,796,362	7,340
	CK Asset Holdings Ltd.	1,022,119	4,612
[1]	WH Group Ltd.	6,858,537	4,046
			39,427
India (0.6%)
	Genpact Ltd.	163,467	5,868
Ireland (2.2%)
	CRH plc	122,843	8,715
	Bank of Ireland Group plc	869,144	8,023
	Ryanair Holdings plc ADR	36,056	4,817
			21,555
Italy (0.6%)
	Banca Generali SpA	151,604	5,780
Japan (7.6%)
	T&D Holdings Inc.	915,386	15,158
	Chugai Pharmaceutical Co. Ltd.	371,480	13,362
	Nippon Telegraph & Telephone Corp.	8,144,300	10,227

		Shares	Market Value ($000)
	Dai-ichi Life Holdings Inc.	377,240	8,274
	Asahi Group Holdings Ltd.	218,482	8,121
	MINEBEA MITSUMI Inc.	310,850	6,425
	THK Co. Ltd.	263,820	5,072
	TOTO Ltd.	127,690	3,456
	Daiichi Sankyo Co. Ltd.	91,000	2,725
			72,820
Netherlands (3.4%)
*	AerCap Holdings NV	167,814	12,848
	Aegon Ltd.	1,833,843	10,818
	ASML Holding NV (Registered) ADR	10,270	8,933
			32,599
Norway (0.8%)
	Equinor ASA ADR	271,395	7,781
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
South Korea (1.4%)
	Samsung Electronics Co. Ltd. GDR	10,299	11,266
*	Kangwon Land Inc.	236,452	2,653
			13,919
Spain (2.4%)
	Iberdrola SA (XMAD)	1,369,520	16,491
	Almirall SA	665,229	6,310
*	Iberdrola SA	23,024	278
			23,079
Sweden (1.4%)
	Sandvik AB	636,837	13,384
Switzerland (1.9%)
	Novartis AG ADR	118,872	12,300
*	Sandoz Group AG	163,454	5,605
			17,905
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	91,243	10,307
United Kingdom (8.5%)
	Unilever plc	299,963	14,596
	AstraZeneca plc	109,650	14,537
	Rio Tinto plc	208,796	14,453
	Haleon plc	2,237,722	9,089
	Admiral Group plc	227,561	7,236
	B&M European Value Retail SA	1,018,350	6,674
	Mondi plc	360,769	6,465
	HSBC Holdings plc	578,806	4,519
	Rentokil Initial plc	871,754	4,489
			82,058
United States (52.5%)
*	Alphabet Inc. Class A	209,542	29,357
	Kenvue Inc.	818,667	16,996
	NXP Semiconductors NV	79,709	16,784
	Schlumberger NV	341,862	16,649
	QUALCOMM Inc.	97,433	14,470
	Westinghouse Air Brake Technologies Corp.	105,529	13,884
	Allstate Corp.	88,605	13,756
	American Tower Corp.	65,640	12,842
	Tyson Foods Inc. Class A	227,573	12,462

		Shares	Market Value ($000)
	Micron Technology Inc.	145,182	12,449
	Leidos Holdings Inc.	109,493	12,096
	Pfizer Inc.	430,650	11,662
	Agilent Technologies Inc.	87,074	11,328
	Seagate Technology Holdings plc	131,630	11,278
	Delta Air Lines Inc.	281,083	11,002
	United Parcel Service Inc. Class B	76,928	10,916
*	Centene Corp.	143,567	10,812
	Equinix Inc.	12,962	10,755
	Knight-Swift Transportation Holdings Inc. Class A	185,930	10,669
	Reliance Steel & Aluminum Co.	36,243	10,344
	Exelon Corp.	294,311	10,245
	Voya Financial Inc.	141,375	10,231
	Raymond James Financial Inc.	92,491	10,191
	T-Mobile US Inc.	61,429	9,904
*	Dollar Tree Inc.	75,116	9,812
	Wyndham Hotels & Resorts Inc.	124,790	9,725
	Quest Diagnostics Inc.	74,276	9,539
	PPG Industries Inc.	65,144	9,188
	MetLife Inc.	131,444	9,112
	M&T Bank Corp.	61,921	8,551
	UDR Inc.	225,974	8,140
	Halliburton Co.	227,117	8,097
	New York Community Bancorp Inc.	1,246,353	8,064
	Morgan Stanley	90,796	7,921
	Charles Schwab Corp.	124,428	7,829
	Humana Inc.	20,602	7,789
	Teleflex Inc.	30,393	7,380
*	FleetCor Technologies Inc.	25,045	7,261
	Electronic Arts Inc.	52,544	7,229
	RTX Corp.	77,070	7,023
	FMC Corp.	124,613	7,003
	Microsoft Corp.	16,107	6,404
*	United Therapeutics Corp.	29,795	6,399
	Chubb Ltd.	25,501	6,248
	Globe Life Inc.	50,826	6,242
	DENTSPLY SIRONA Inc.	177,065	6,153
*	Charter Communications Inc. Class A	15,193	5,632
	Everest Group Ltd.	13,621	5,244
	Toro Co.	55,204	5,105
	AES Corp.	224,617	3,747
	Extra Space Storage Inc.	24,514	3,541
			505,460
Total Common Stocks (Cost $895,987)			946,879

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[3]	Vanguard Market Liquidity Fund (Cost $19,067)	5.410%	190,711	19,069
Total Investments (100.3%) (Cost $915,054)				965,948
Other Assets and Liabilities—Net (-0.3%)				(3,346)
Net Assets (100%)				962,602
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $6,655,000, representing 0.7% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	532,529	—	—	532,529
Common Stocks—Other	62,854	351,496	—	414,350
Temporary Cash Investments	19,069	—	—	19,069
Total	614,452	351,496	—	965,948